Stock-based Compensation (Details) - shares	1 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2015	Sep. 30, 2015	Dec. 31, 2014	Jul. 31, 2014
Stock options
Stock-based compensation
Vesting period		4 years	4 years
Contractual life		10 years	10 years
Stock options | Minimum
Stock-based compensation
Period following termination date vested options are exercisable		1 month	1 month
Stock options | Maximum
Stock-based compensation
Period following termination date vested options are exercisable		3 months	3 months
2014 Stock Incentive Plan
Stock-based compensation
Shares of common stock authorized for issuance (in shares)	2,700,000			525,700
Increase in number of authorized shares on the first day of each fiscal year, as a percentage of outstanding common stock (as a percent)	4.00%